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January 8, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:   RiverSource of New York Variable Annuity Account 2
            (previously ACL Variable Annuity Account 2)
      Initial Registration Statement on Form N-4
      File Nos. 333-139764/811-07195
            RiverSource Endeavor Select(SM) Variable Annuity
            RiverSource Innovations(SM) Select Variable Annuity
            RiverSource Innovations(SM) Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-3678 or Kristin Vann at (612) 671-4179.

Very truly yours,

/s/ Mary Ellyn Minenko
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    Mary Ellyn Minenko
    Assistant General Counsel